SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2022
Accounting Policies [Abstract]
Cash equivalents	$ 0		$ 0	$ 0
Net allowances for doubtful accounts	0		0	0
Accounts receivable net of allowances	60,522		56,964	26,110
Other current assets	17,146		647	17,562
Impairment expenses	0		0	0
Advertising expense	56,632	$ 29,911	47,799	27,570
Right of use assets	114,460				$ 135,182
Right of use liabilities	115,310				$ 135,182
Accumulated deficit	$ 660,627		$ 334,178	$ 58,252